Convertible Debentures (Details ) - Convertible Debenture [Member] - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Beginning balance		$ 237,880	$ 500,000
Repayment			(250,000)
Debt modification		197,205	(56,264)
Accretion and interest	$ 5,619	50,247	44,144
Conversion to common shares		(485,332)
Transfer of conversion component to equity	(60,385)
Proceeds from issuances of convertible debentures	300,000
Ending balance	$ 245,234	$ 0	$ 237,880